UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4007

Smith Barney Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY TRUST II

SMITH BARNEY DIVERSIFIED LARGE CAP

GROWTH FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCKS — 97.2%
CONSUMER DISCRETIONARY — 16.4%
Hotels, Restaurants & Leisure — 2.1%
115,000	Wendy’s International, Inc.	$4,113,550
Media — 2.0%
53,470	McGraw Hill Cos., Inc.	4,013,458
Multiline Retail — 4.8%
141,200	Dollar Tree Stores, Inc.*	3,799,692
105,189	Wal-Mart Stores, Inc.	5,576,069
		9,375,761
Specialty Retail — 5.4%
97,250	Abercrombie & Fitch Co., Class A Shares	3,586,580
154,727	The Home Depot, Inc.	5,217,394
38,100	Lowe’s Co., Inc.	1,856,232
		10,660,206
Textiles & Apparel — 2.1%
17,000	Columbia Sportswear Co.*	930,750
35,400	Liz Claiborne, Inc.	1,281,126
26,000	NIKE, Inc., Class B Shares	1,890,460
		4,102,336
	TOTAL CONSUMER DISCRETIONARY	32,265,311
CONSUMER STAPLES — 11.9%
Beverages — 4.9%
130,431	The Coca-Cola Co.	5,720,704
80,014	PepsiCo, Inc.	4,000,700
		9,721,404
Food & Drug Retailing — 3.6%
196,128	Walgreen Co.	7,139,059
Household Products — 3.4%
125,960	The Procter & Gamble Co.	6,568,814
	TOTAL CONSUMER STAPLES	23,429,277
FINANCIALS — 10.4%
Banks — 3.4%
12,000	Fifth Third Bancorp	592,320
105,460	Wells Fargo & Co.	6,054,459
		6,646,779
Diversified Financials — 2.0%
57,150	American Express Co.	2,871,788
43,221	MBNA Corp.	1,067,126
		3,938,914
Insurance — 5.0%
62,000	AMBAC Financial Group, Inc.	4,408,820
79,000	American International Group, Inc.	5,581,350
		9,990,170
	TOTAL FINANCIALS	20,575,863

See Notes to Schedule of Investments.

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SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
HEALTH CARE — 22.8%
Biotechnology — 2.3%
78,975	Amgen, Inc.*	$4,492,098
Healthcare Equipment & Supplies — 8.4%
59,000	Becton Dickinson & Co.	2,786,570
131,700	Biomet, Inc.	5,793,483
160,433	Medtronic, Inc.	7,968,707
		16,548,760
Pharmaceuticals — 12.1%
34,681	Abbott Laboratories	1,364,698
215,574	Johnson & Johnson	11,914,775
332,067	Pfizer, Inc.	10,612,861
		23,892,334
	TOTAL HEALTH CARE	44,933,192
INDUSTRIALS — 12.5%
Aerospace & Defense — 0.5%
10,000	United Technology Corp.	935,000
Commercial Services & Supplies — 1.4%
66,000	Career Education Corp.*	2,231,460
16,000	Paychex, Inc.	491,360
		2,722,820
Construction & Engineering — 1.3%
64,000	Jacobs Engineering Group, Inc.*	2,558,720
Industrial Conglomerates — 4.2%
32,990	3M Co.	2,717,056
170,522	General Electric Co.	5,669,856
		8,386,912
Machinery — 5.1%
116,000	Danaher Corp.	5,875,400
80,000	Oshkosh Truck Corp.	4,237,600
		10,113,000
	TOTAL INDUSTRIALS	24,716,452
INFORMATION TECHNOLOGY — 21.1%
Communications Equipment — 5.4%
260,169	Cisco Systems, Inc.*	5,427,125
100,000	Motorola, Inc.	1,593,000
53,000	Qualcomm, Inc.	3,661,240
		10,681,365
Computers & Peripherals — 5.0%
49,723	International Business Machines Corp.	4,329,382
63,000	Lexmark International, Inc., Class A Shares*	5,575,500
		9,904,882

See Notes to Schedule of Investments.

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SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
IT Consulting & Services — 1.1%
27,000	Affiliated Computer Services, Inc., Class A Shares*	$1,401,300
34,500	Sungard Data Systems, Inc.*	804,196
		2,205,496
Semiconductor Equipment & Products — 1.0%
93,000	Texas Instruments, Inc.	1,983,690
Software — 8.6%
296,000	Jack Henry & Associates, Inc.	5,698,000
391,294	Microsoft Corp.	11,136,227
		16,834,227
	TOTAL INFORMATION TECHNOLOGY	41,609,660
MATERIALS — 2.1%
Chemicals — 2.1%
74,000	Sigma Aldrich Corp.	4,250,560
	TOTAL MATERIALS	4,250,560
	TOTAL COMMON STOCKS (Cost — $198,261,294)	191,780,315

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 2.8%
$5,467,000	UBS Securities LLC, dated 7/30/04 1.34% due 8/2/04 proceeds at maturity $5,467,610 (fully collateralized by Fannie Mae Bond, 6.21% due 8/06/38 Valued at $5,576,340) (Cost — $5,467,000)	5,467,000
	TOTAL INVESTMENTS — 100.0% (Cost — $ 203,728,294**)	$197,247,315

*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

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Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges are valued at last sale prices. Securities listed on the NASDAQ National Market System, for which market quotations are available, are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the- counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Board of Trustees.

B. Repurchase Agreements When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Trust II

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date  September 27, 2004

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date  September 27, 2004